Consolidated Statement of Stockholders Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2013	11,374,127
Beginning balance, amount at Dec. 31, 2013	$ 1,137	$ 2,132,635	$ (1,824,564)	$ 309,208
Shares issued in lieu of salaries payable, shares	329,039
Shares issued in lieu of salaries payable, amount	$ 33	252,967		253,000
Shares issued for direct investment, shares	4,200,782
Shares issued for direct investment, amount	$ 420	3,230,692		$ 3,231,112
Dividends payable settled with shares, amount
Dividends declared			$ (517,137)	$ (517,137)
Net loss			(4,156,334)	(4,156,334)
Ending balance, shares at Dec. 31, 2014	15,903,948
Ending balance, amount at Dec. 31, 2014	$ 1,590	5,616,294	$ (6,498,035)	(880,151)
Shares issued for direct investment, shares	6,537,995
Shares issued for direct investment, amount	$ 654	3,149,347		3,150,001
Loans settled with shares, shares	1,317,922
Loans settled with shares, amount	$ 132	999,868		1,000,000
Dividends payable settled with shares, shares	96,875
Dividends payable settled with shares, amount	$ 10	74,677		(74,687)
Shares issued for services, shares	1,446,789
Shares issued for services, amount	$ 145	$ 624,103		$ 624,248
Shares issued for reverse merger, shares	11,791,679
Shares issued for reverse merger, amount	1,179	(1,179)
Stock dividends to shareholders, shares	1,004,149
Stock dividends to shareholders, amount	$ 100	$ 391,582	$ (391,682)
Dividends declared			(357,688)	$ (357,688)
Net loss			(6,850,725)	(6,850,725)
Ending balance, shares at Dec. 31, 2015	38,123,120
Ending balance, amount at Dec. 31, 2015	$ 3,812	$ 10,875,648	$ (14,098,130)	$ (3,218,670)